Investment Objectives and Goals	Apr. 30, 2026
Driehaus Emerging Markets Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Emerging Markets Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.
Driehaus Emerging Markets Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Emerging Markets Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Driehaus Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Global Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Global Fund (the “Fund”) seeks to maximize capital appreciation.
Driehaus International Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus International Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.
Driehaus International Developed Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus International Developed Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus International Developed Equity Fund seeks to maximize capital appreciation.
Driehaus Micro Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Micro Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Micro Cap Growth Fund seeks to maximize capital appreciation.
Driehaus Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Small Cap Growth Fund seeks to maximize capital appreciation.
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Driehaus Small/Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Driehaus Small/Mid Cap Growth Fund seeks to maximize capital appreciation.